AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jul. 31, 2025	Jul. 31, 2024
Sales tax receivable	$ 47,746	$ 83,451
Prepaid insurance	19,393	791
Reclamation deposit	19,100	19,100
Total amount receivable and other assets	$ 86,239	$ 103,342